LONG-TERM DEBT - Summary of Unutilized Credit Facilities (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Unutilized borrowing facilities	$ 1,855,000	$ 2,145,000
2021 SGD EDB Loan
Disclosure of detailed information about borrowings [line items]
Unutilized borrowing facilities	814,000	1,029,000
Citibank Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Unutilized borrowing facilities	1,010,000	1,010,000
Societe Generale Singapore Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Unutilized borrowing facilities	27,000	27,000
Societe Generale Singapore Factoring
Disclosure of detailed information about borrowings [line items]
Unutilized borrowing facilities	0	75,000
Other
Disclosure of detailed information about borrowings [line items]
Unutilized borrowing facilities	$ 4,000	$ 4,000